Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 202	$ 238
Increase based on tax positions related to current year	17	21
Increase (decrease) based on tax positions of prior years	53	(23)
Settlements	(15)	(8)
Statute expirations	(20)	(10)
Foreign currency translation	(16)	(16)
Balance, ending of year	$ 221	$ 202